Goodwill and Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	$ 456,380	$ 456,380		$ 456,380
Goodwill acquired during the year		0		0
Goodwill foreign exchange and other	0
Balance at end of year	456,380	456,380		456,380
Balance at beginning of year	117,538
Amortization of intangible assets	(9,988)	(11,434)		(35,473)
Balance at end of year	107,669	117,538
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	107,983	119,344		150,679
Definite-lived intangible assets acquired during the year		73	[1]	4,138
Foreign exchange and other	119
Amortization of intangible assets	(9,988)	(11,434)		(35,473)
Balance at end of year	98,114	107,983		119,344
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	9,555	9,555		9,555
Indefinite-lived intangible assets acquired during the year		0		0
Foreign exchange and other	0
Balance at end of year	9,555	9,555		9,555
Total intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	117,538	128,899		160,234
Total intangible assets acquired during the year	119	73	[1]	4,138
Amortization of intangible assets	(9,988)	(11,434)		(35,473)
Balance at end of year	$ 107,669	$ 117,538		$ 128,899

[1]	In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.